Provisions - Litigation and other matters - Non-tax-related proceedings Narrative (Details) € in Thousands, £ in Millions, zł in Millions									1 Months Ended	5 Months Ended	12 Months Ended
	Jul. 11, 2023 EUR (€)	Feb. 06, 2023 EUR (€)	Jun. 29, 2022 magistrate	Jan. 13, 2022 EUR (€)	Dec. 09, 2021 EUR (€)	Sep. 16, 2021 EUR (€)	Jul. 08, 2021 people	May 17, 2021 EUR (€)	Dec. 31, 2020 EUR (€) people	May 16, 2021 EUR (€)	Dec. 31, 2023 EUR (€) people entity	Dec. 31, 2023 PLN (zł) people	Dec. 31, 2022 EUR (€) people preliminaryRuling	Dec. 31, 2021 EUR (€) people	Dec. 31, 1999 shares	Dec. 31, 1994 child	Dec. 31, 2023 PLN (zł) entity	Nov. 30, 2023 preliminaryRuling	Apr. 30, 2023 preliminaryRuling	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 GBP (£)	Jul. 12, 2022 EUR (€)	Jul. 12, 2022 GBP (£)	Jun. 01, 2022 judgement appeal	Mar. 05, 2021 EUR (€)	Mar. 05, 2021 GBP (£)	Jul. 31, 2020 GBP (£)	Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
Number of estimate beneficiaries exercising voluntary option of substitution of life annuity for lump sum payment | people									3,572					3,915
Provisions recognized to cover expenses of pre-retirement and voluntary redundancy offers									€ 688,000		€ 160,000		€ 92,000	€ 139,000
Number of employees accepted the pre-retirement and voluntary redundancy offers | people							1,468				502	502	446
Benefits paid by settlements											€ 2,000		€ 179,000	0
Provisions									€ 10,852,000		€ 8,441,000		€ 8,149,000	€ 9,583,000
Number of pilot cases | appeal																								5
Number of judgements rendered on pilot cases appealed | judgement																								4
Number of ruling requested by Supreme Court | preliminaryRuling													3					2
Number of ruling requested by First Instance Court 3 of Santa Coloma de Farners | preliminaryRuling																			3
2018 variable remuneration
Disclosure of other provisions [line items]
Long-term metric achievement percentage											33.30%	33.30%
Banco Popular Espanol, S.A.
Disclosure of other provisions [line items]
Expected cost																												€ 680,000
Estimated cost of compensation to shareholders and bondholders applied to the commercial loyalty program																												€ 535,000
Reimbursement liability from standstill agreement termination
Disclosure of other provisions [line items]
Provisions																				€ 636,600	£ 552	€ 772,700	£ 670		€ 733,500	£ 636
Amount of entities involved in legal dispute | entity											2						2
Legal case to request court judgment on the validity of the swaps
Disclosure of other provisions [line items]
Arbitration matter, amount claimed by entity											€ 66,000
Arbitration matter, amount claimed by counterparty											€ 57,000
Arbitration matter, amount to be received						€ 66,000
Arbitration matter, amount of interest to be received						€ 11,000
"Planos Econmicos"
Disclosure of other provisions [line items]
Period of suspension of economic plan process											5 years	5 years
Individual plaintiff, CEO functions
Disclosure of other provisions [line items]
Losses on litigation settlements				€ 51,400	€ 67,800
Provisions											€ 35,500
Compensation sought in litigation claim								€ 61,900		€ 112,000
Decrease in losses on litigation settlements		€ 8,000
Cash inflows due to decrease in losses on litigation settlements	€ 9,600
Individual plaintiff, CEO functions | 2018 variable remuneration
Disclosure of other provisions [line items]
Long-term metric achievement percentage											33.30%	33.30%
Floor clauses
Disclosure of other provisions [line items]
Provisions											€ 52,600
Banco Popular's acquisition
Disclosure of other provisions [line items]
Number of judgements rendered on pilot cases | judgement																								5
Breach Of Marketing Alliance Agreement
Disclosure of other provisions [line items]
Compensation sought in litigation claim											1,050,000
PPI Mis-selling Losses | Genworth
Disclosure of other provisions [line items]
Provisions | £																											£ 624
Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Mortgage loans denominated in, or indexed to, CHF											1,473,100						zł 6,398.1
Santander Bank Polska and Santander Consumer Bank Poland | Conversion of active loans from swiss francs to PLN loans
Disclosure of other provisions [line items]
Mortgage loans, provision and adjustment to gross carrying amount											1,158,200						5,030.3
Mortgage loans, adjustment to gross carrying amount											973,200						4,226.9
Increase in adjustment to gross carrying amount, mortgage loans											363,600	zł 1,651.0
Increase through other costs associated											100,400	455.8
URO Property Holdings SOCIMI SA | Financing Terms, Bonds Issue
Disclosure of other provisions [line items]
Maximum loss											250,000
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México | Inheritance Trust
Disclosure of other provisions [line items]
Amount of sons involved in testamentary trust | child																4
Amount of shares to be transferred by trustee (in shares) | shares															36,700,000
Number of magistrates requested to be withdrawed | magistrate			2
Number of magistrates | magistrate			3
Banco Santander Brasil SA
Disclosure of other provisions [line items]
Legal proceedings provision, probable loss fully provisioned											815,000
Banco Santander Brasil SA | Legal case appeal relating to tax treatment applied to sales of shares
Disclosure of other provisions [line items]
Provisions											0
Banco Santander Brasil SA | "Planos Econmicos"
Disclosure of other provisions [line items]
Provisions											196,300
Active loans, under IAS 37 | Santander Bank Polska and Santander Consumer Bank Poland | Conversion of active loans from swiss francs to PLN loans
Disclosure of other provisions [line items]
Provisions											185,000						zł 803.4
Increase in existing provisions											€ 98,100	zł 445.2
United Kingdom
Disclosure of other provisions [line items]
Cumulative annual CPI growth											3.02%		3.11%	3.37%			3.02%
Brazil
Disclosure of other provisions [line items]
Cumulative annual CPI growth											3.00%						3.00%